Segment Information (Details) - Schedule of Net Sales by Geographical Area - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net sales
Net sales from continuing operations	$ 77,337	$ 85,980	$ 64,886
United States [Member]
Net sales
Net sales from continuing operations	12,169	10,460	7,861
CHINA [Member]
Net sales
Net sales from continuing operations	27,740	34,448	24,905
UNITED KINGDOM [Member]
Net sales
Net sales from continuing operations	9,108	6,736	3,259
HONG KONG [Member]
Net sales
Net sales from continuing operations	6,470	11,593	8,138
Europe [Member]
Net sales
Net sales from continuing operations	13,290	13,421	9,564
Canada [Member]
Net sales
Net sales from continuing operations	4,699	5,503	4,680
Others [Member]
Net sales
Net sales from continuing operations	$ 3,861	$ 3,819	$ 6,479